Jun. 30, 2020
Class P1 and Class P2 shares Prospectus | Managed Risk International Fund
Managed Risk International Fund
American Funds Insurance Series® Prospectus Supplement June 30, 2020 (for prospectuses each dated May 1, 2020)

Class P1 and P2 shares of:
Managed Risk Growth Fund Managed Risk International Fund Managed Risk Blue Chip Income and Growth Fund Managed Risk Growth-Income Fund Managed Risk Asset Allocation Fund

The following is added to the end of “Market conditions” in the “Principal risks” section of the prospectus for each of the funds listed above to read as follows:

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not an underlying fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of an underlying fund’s investments may be negatively affected by developments in other countries and regions.

Keep this supplement with your prospectus.